Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
 Segment Information
The Company is organized based on the types of services provided. Under this structure, the Company’s segments are:

▪	Risk and Insurance Services, comprising insurance services (Marsh) and reinsurance services (Guy Carpenter); and

▪	Consulting, comprising Mercer and Oliver Wyman Group
The accounting policies of the segments are the same as those used for the consolidated financial statements described in Note 1. Segment performance is evaluated based on segment operating income, which includes directly related expenses, and charges or credits related to integration and restructuring but not the Company’s corporate-level expenses. Segment operating income presented below reflects the change in presentation under recently issued accounting guidance for net periodic pension and postretirement benefit costs adopted on January 1, 2018. As such, segment operating income no longer includes the non-service cost components of net periodic pension and postretirement benefit costs. Revenues are attributed to geographic areas on the basis of where the services are performed.
Selected information about the Company’s segments and geographic areas of operation are as follows:

For the Year Ended December 31, (In millions of dollars)	Revenue		Operating Income (Loss)	Total Assets		Depreciation and Amortization	Capital Expenditures
2017 –
Risk and Insurance Services	$7,630	(a)	$1,731	$16,490		$282	$139
Consulting	6,444	(b)	1,110	8,200		129	88
Total Segments	14,074		2,841	24,690		411	227
Corporate/Eliminations	(50)		(186)	(4,261)	(c)	70	75
Total Consolidated	$14,024		$2,655	$20,429		$481	$302
2016 –
Risk and Insurance Services	$7,143	(a)	$1,581	$14,728		$248	$128
Consulting	6,112	(b)	1,038	6,770		121	68
Total Segments	13,255		2,619	21,498		369	196
Corporate/Eliminations	(44)		(188)	(3,308)	(c)	69	57
Total Consolidated	$13,211		$2,431	$18,190		$438	$253
2015 –
Risk and Insurance Services	$6,869	(a)	$1,366	$13,290		$240	$136
Consulting	6,064	(b)	1,014	6,485		120	108
Total Segments	12,933		2,380	19,775		360	244
Corporate/Eliminations	(40)		(196)	(1,559)	(c)	63	81
Total Consolidated	$12,893		$2,184	$18,216		$423	$325

(a)
Includes inter-segment revenue of $5 million in 2017 and $6 million in both 2016 and 2015, interest income on fiduciary funds of $39 million, $26 million and $21 million in 2017, 2016 and 2015, respectively, and equity method income of $14 million, $12 million and $6 million in 2017, 2016 and 2015, respectively.

(b)
Includes inter-segment revenue of $45 million, $38 million and $34 million in 2017, 2016 and 2015, respectively, interest income on fiduciary funds of $4 million, $3 million and $4 million in 2017, 2016 and 2015, respectively and equity method income of $17 million, $19 million and $21 million in 2017, 2016 and 2015, respectively.

(c)	Corporate assets primarily include insurance recoverables, pension related assets, the owned portion of the Company headquarters building and intercompany eliminations.

Details of operating segment revenue are as follows:

For the Years Ended December 31,
(In millions of dollars)	2017	2016	2015
Risk and Insurance Services
Marsh	$6,433	$5,997	$5,745
Guy Carpenter	1,197	1,146	1,124
Total Risk and Insurance Services	7,630	7,143	6,869
Consulting
Mercer	4,528	4,323	4,313
Oliver Wyman Group	1,916	1,789	1,751
Total Consulting	6,444	6,112	6,064
Total Segments	14,074	13,255	12,933
Corporate/Eliminations	(50)	(44)	(40)
Total	$14,024	$13,211	$12,893

Information by geographic area is as follows:

For the Years Ended December 31,
(In millions of dollars)	2017	2016	2015
Revenue
United States	$6,870	$6,573	$6,316
United Kingdom	2,112	2,019	2,036
Continental Europe	2,197	2,022	1,902
Asia Pacific	1,517	1,363	1,333
Other	1,378	1,278	1,346
	14,074	13,255	12,933
Corporate/Eliminations	(50)	(44)	(40)
Total	$14,024	$13,211	$12,893

For the Years Ended December 31,
(In millions of dollars)	2017	2016	2015
Fixed Assets, Net
United States	$399	$412	$460
United Kingdom	91	94	115
Continental Europe	57	53	57
Asia Pacific	78	76	49
Other	87	90	92
Total	$712	$725	$773